Supplementary Financial Statements Information (Cost of Sales) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Supplementary Financial Statements Information [Abstract]
Payroll and related benefits	$ 397	$ 350
Materials purchased	2,016	1,886
Subcontracted work	1,172	1,483
Write-down of inventories		17
Other production costs	595	300
Cost of sales, gross	4,180	4,036
Decrease (increase) in inventories	(1,036)	(1,034)
Cost of sales	$ 3,144	$ 3,002